Guarantees and Contingent Liabilities - Summary of Other Guarantees and Contingent Liabilities (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Standby Letters of Credit [Member]
Guarantor Obligations [Line Items]
Carrying Amount	$ 54
Maximum Potential Future Payments	11,305
Third Party Borrowing Arrangements [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	7
Securities Lending Indemnifications [Member]
Guarantor Obligations [Line Items]
Collateral Held	3,666
Maximum Potential Future Payments	3,600
Asset Sales [Member]
Guarantor Obligations [Line Items]
Carrying Amount	117
Maximum Potential Future Payments	7,508
Merchant Processing [Member]
Guarantor Obligations [Line Items]
Collateral Held	647
Carrying Amount	47
Maximum Potential Future Payments	103,273
Tender Option Bond Program Guarantee [Member]
Guarantor Obligations [Line Items]
Collateral Held	2,399
Maximum Potential Future Payments	2,332
Minimum Revenue Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum Potential Future Payments	4
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Carrying Amount	99
Maximum Potential Future Payments	$ 1,368